LOAN RECEIVABLES (Details) - USD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	May 21, 2018
LOAN RECEIVABLES
Loan amount, current		$ 1,149	$ 582
Allowance for loan loss for loan receivables		$ 0	$ 0
Shanghai Peidi's minority shareholder
LOAN RECEIVABLES
Loan amount, non-current	$ 575
Interest rate (as a percent)	7.00%
Equity interest put forth as repayment guarantee (as a percent)	20.00%
Loan agreement | Supplier
LOAN RECEIVABLES
Loan amount, current				$ 574